Goodwill - Schedule of Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Balance, beginning of year	$ 4,068.2	$ 817.3
Provisions on assets	0.0	(124.2)
Business acquisition (note 3)	0.0	3,196.4
Adjustment to goodwill on business acquisition (note 3)	92.2	0.0
Goodwill included in dispositions (note 4)	(29.1)	0.0
Reclassified to assets held for sale (note 5)	(1.0)	0.0
Foreign exchange translation	(188.2)	178.7
Balance, end of year	$ 3,942.1	$ 4,068.2